CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Net revenues	$ 41,575,480	$ 12,371,673	$ 57,427,701	$ 44,048,740
Costs and expenses
Cost of services	40,239,642	10,133,005	48,735,537	34,000,786
General and administrative	4,889,184	3,836,475	18,583,372	16,962,687
Depreciation and amortization	155,267	164,658	645,742	351,396
Total costs and expenses	45,284,093	14,134,138	67,964,651	51,314,869
Loss from operations	(3,708,613)	(1,762,465)	(10,536,950)	(7,266,129)
Other (expense) income:
Interest expense	(192,989)	(2,659)	(82,905)	(542,296)
Gain (loss) on change in fair value of warrant and conversion feature liabilities	0	822,222	1,633,333	(408,692)
Gain on deconsolidation of variable interest entity			242,411	0
Loss on debt extinguishment			0	(266,366)
Other income	38,657	1,971	14,701	239,057
Total other (expense) income, net	(154,332)	821,534	1,807,540	(978,297)
Loss before benefit from income taxes	(3,862,945)	(940,931)	(8,729,410)	(8,244,426)
Benefit from income taxes	(29,891)	(41,553)	(47,495)	(71,037)
Net loss	(3,833,054)	(899,378)	(8,681,915)	(8,173,389)
Net loss (income) attributable to non-controlling interest	221,242	(415,879)	287,901	1,170,655
Net loss attributable to Apollo Medical Holdings, Inc.	$ (3,611,812)	$ (1,315,257)	$ (8,969,816)	$ (9,344,044)
Net loss per share:
Basic and diluted	$ (0.60)	$ (0.22)	$ (1.49)	$ (1.79)
Weighted average number of shares of common stock outstanding:
Basic and diluted	6,033,518	5,914,826	6,001,680	5,212,927